Restricted cash (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Restricted cash	R$ 54,944	R$ 37,474
Agreementwiththe Sao Paulo Municipal Government [Member]
IfrsStatementLineItems [Line Items]
Restricted cash	47,749	30,231
Brazilian Federal Savings Bank Escrow Deposites [Member]
IfrsStatementLineItems [Line Items]
Restricted cash	365	433
Other [Member]
IfrsStatementLineItems [Line Items]
Restricted cash	R$ 6,830	R$ 6,810